Prepayments and Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of Prepayments and Other Assets
The current and
non-current
portions of prepayments and other assets consist of the
following
:

	As of December 31,
	2020	2021
Prepayments and other current assets
Prepayments to vendors (Note a)	203,063	1,427,820
VAT recoverable	87,879	260,571
Prepayment for repurchase of ordinary shares	15,825	15,901
VAT refund for export sales (Note b)	5,510	14,041
Others (Note c)	4,089	10,694

	316,366	1,729,027

Other n on-current assets
Rental and other deposits	2,530	2,956